Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
General and administrative expenses
Amortization	$ 62,294	$ 11,103
Consulting fees	1,032,014	851,396
Directors fees	401,806	242,486
Exploration investigation	114	157,040
Foreign exchange (gain)/loss	(589,288)	647,207
Insurance	200,777	42,102
Management fees	700,000	336,667
Marketing	3,257,966	2,089,259
Office and miscellaneous	1,790,275	1,268,328
Professional fees	619,653	598,205
Share based compensation	11,939,973	4,661,744
Transfer agent and filing	252,007	163,319
Travel and promotion	509,241	69,206
Total general and administrative expenses	(20,176,832)	(11,138,062)
Other income
Gain on spin-out of mining interest	(4,766,412)	0
Interest income	(139,864)	(38,790)
Net loss	(15,270,556)	(11,099,272)
Other Comprehensive Income (Loss) - Items that will be reclassified subsequently
Translation (loss) / gain on foreign operations	(373,887)	5,476
Comprehensive loss	$ (15,644,443)	$ (11,093,796)
Basic and diluted loss per share	$ (0.11)	$ (0.13)
Weighted average number of common shares
Basic and diluted	138,115,136	84,865,057